Cover Cover	Aug. 12, 2020
Cover [Abstract]
Entity File Number	001-36373
Entity Tax Identification Number	95-3359658
Entity Address, Postal Zip Code	94568
City Area Code	510
Local Phone Number	352-5000
Document Type	8-K
Document Period End Date	Aug. 12, 2020
Entity Registrant Name	TRINET GROUP, INC.
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock par value $0.000025 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Soliciting Material	false
Entity Central Index Key	0000937098
Entity Incorporation, State or Country Code	DE
Trading Symbol	TNET
Security Exchange Name	NYSE
Amendment Flag	false
No Trading Symbol Flag
Entity Address, Address Line One	One Park Place, Suite 600
Entity Address, City or Town	Dublin,
Entity Address, State or Province	CA